Restructuring - Summary Of Company's Restructuring Expenses (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Severance and employee costs	$ 4.0
Other	1.5	[1]
Total	5.5
Cost of revenue
Restructuring Cost and Reserve [Line Items]
Severance and employee costs	2.4
Other	0.7	[1]
Total	3.1
Selling, general and administrative
Restructuring Cost and Reserve [Line Items]
Severance and employee costs	1.6
Other	0.8	[1]
Total	$ 2.4

[1]	Includes facilities, inventory write-downs, outside services, and IT costs.